Related Party Transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related Party Transactions

Note 32 – Related Party Transactions

In accordance with the provisions set forth in the Chilean General Banking Law and the instructions issued by the Chilean Superintendency of Banks and Financial Institutions, related parties are those individuals or corporations related to the ownership or management of the Institution directly or through third parties.

Article 89 of the Ley de Sociedades Anónimas (Chilean Companies Law), which also applies to Banks, establishes that any transaction with a related party must be carried out on an arm’s length basis.

In the case of sociedades anónimas abiertas (publicly traded companies) and their subsidiaries, transactions with related parties involve any negotiation, act, contract or transaction in which the company must intervene; the following are considered as parties related to them: those entities of the corporate Bank to which the company belongs; the corporations that, with respect to the company, have the status as parent, controlling entity, affiliate, subsidiary; the Directors, Managers, Administrators, Chief Executive Officer or Liquidators of the company, acting in their own names or on behalf of individuals other than the company, and their respective spouses or their relatives up to the second degree of consanguinity, as well as any entity controlled either directly or indirectly, through any of them; and any person who either acting individually or jointly with others with whom it has executed a joint operation agreement, may appoint at least one member of the management of the company or controls 10% or more of its capital stock, with the right to vote, in the case of a sociedad por acciones (stock corporation); those established by the bylaws of the company, or justifiably identified by the Directors’ Committee; and those in which it has acted as Director, Manager, Administrator, Chief Executive Officer or Liquidator of the company, during the last eighteen months. Article 147 of the Ley de Sociedades Anónimas (Chilean Companies Law) sets forth that a sociedad anónima abierta (publicly traded company) may only carry out transactions with related parties when they are intended to contribute to the corporate interest, are adjusted in the price, terms and conditions to those prevailing in the market at the time of their approval and comply with the requirements and the procedure indicated by it. Moreover, Article 84 of the Chilean General Banking Law establishes limits for the loans that may be granted to related parties and the prohibition to grant loans to the Directors, Managers or General Attorneys of the Bank.

a.	Loans granted to related parties.

As of December 31, 2018 and 2017, the loans granted to related persons are detailed below:

	As of December 31, 2018			As of December 31, 2017
	Productive companies	Investment companies	Individuals	Productive companies	Investment companies	Individuals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable from customers
Commercial loans	170,873	64,073	3,960	113,202	79,715	3,730
Mortgage loans	—	—	21,154	—	—	19,273
Consumer loans	—	—	5,961	—	—	5,081

Gross loans and accounts receivable from customers	170,873	64,073	31,075	113,202	79,715	28,084

Allowance for loan losses	(2,550)	(70)	(63)	(1,627)	(5,252)	(96)

Loans and receivables to customers, net	168,323	64,003	31,012	111,575	74,463	27,988

b.	Other transactions with related parties.

For the years ended December 31, 2018, 2017 and 2016, the Bank entered into the following transactions with related parties for amounts are detailed below:

		As of December 31, 2018
		Balances receivable	Effect on income (loss)
		(payable)	Income	Expense
Name or Corporate Name	Description	MCh$	MCh$	MCh$
Redbanc S.A.	ATM management	—	—	3,002
Transbank S.A.	Credit card management	—	—	15,469
Combanc S.A.	Data transmission services	—	—	350
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	93	706
Corp Research S.A.	Advisory services	—	—	463
Itaú Chile Inv. Serv. y Administración S.A.	Leases	—	204	141
Instituto de Estudios Bancarios Guillermo Subercaseaux	Education services	—	—	121
VIP Asesorias y Servicios Integrales Ltda.	Advisory services	—	—	129
Everis Chile S.A.	Advisory services	—	—	906
CAI Gestion Inmobiliaria S.A.	Department stores	—	—	103
Promoservice S.A.	Promotional services	—	—	—
Comder Contraparte Central S.A	Banking services	—	—	902
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	2,909
Pulso Editorial S.A	Publishing services	—	—	471
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	—	—	4,693
Hotel Corporation of Chile S.A.	Hotel, events	—	—	94
Corp Imagen y diseños S.A.	Marketing	—	—	99
Corp Group Holding Inversiones Limitada	Advisory services	—	—	408
SMU S.A., Rendic Hnos. S.A.	Lease of ATM space 6)	5,698	—	2,262
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	2,476
Bcycle Latam SPA	Administrative consulting	—	—	4,048
Bolsa de Comercio de Santiago	Other services	—	—	204
Adexus S.A.	Data transmission services	—	—	254

		As of December 31, 2017
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
		MCh$	MCh$	MCh$
Redbanc S.A.	ATM management	—	—	3,355
Transbank S.A.	Credit card management	—	—	14,586
Combanc S.A.	Data transmission services	—	—	378
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	7,819	948
Asesorias Cumelen S.A.	Advisory services	—	—	—
Corp Research S.A.	Management advisory services	—	—	453
Recuperadora de Créditos S.A.	Credit collection	—	—	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases	—	—	650
Compañia de Seguros Confuturo S. A. (*)	Insurance	—	—	—
Instituto de Estudios Bancarios Guillermo Subercaseaux	Education services	—	—	143
Opina S.A.	Publishing services	—	—	—
VIP Asesorias y Servicios Integrales Ltda.	Advisory services	—	—	415
Everis Chile S.A.	Advisory services	—	—	607
CAI Gestion Inmobiliaria S.A.	Commercial home (Department stores)	—	—	115
Compañia de Seguros Corp Seguros S.A (*)	Insurance	—	—	—
Universidad Andres Bello	Education services	—	—	—
Promoservice S.A.	Promotion services	—	—	267
Comder Contraparte Central S.A	Banking services	—	—	1,067
Sinacofi S.A (*)	Data transmission services	—	—	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit Card processing	—	—	3,836
Pulso Editorial S.A	Publishing services	—	—	509
Inmobiliaria Edificio Corpgroup S.A.	Corporate office rent and building cost	—	—	4,725
Grupo de Radios Dial S.A.	Publicity	—	—	—
Hotel Corporation of Chile S.A.	Accommodation, events	—	—	265
Corp Imagen y diseños S.A.	Other services	—	—	196
Asesorias e Inversiones Rapelco Limitada S.A.	Other services	—	—	—
Corp Group Holding Inversiones Limitada	Advisory services	—	—	398
SMU S.A., Rendic Hnos. S.A.	Prepaid rent for space for ATMs	7,960	—	2,221
Inversiones Corp Group Interhold Ltda.	Management advisory services	—	—	3,097
Bcycle Latam SPA	Other services	—	—	552

		As of December 31, 2016
Name or Corporate Name	Description	Balances receivable (payable)	Effect on income (loss)
			Income	Expense
		MCh$	MCh$	MCh$
Redbanc S.A.	ATM management	—	—	3,754
Transbank S.A.	Credit card management	—	—	10,882
Combanc S.A.	Data transmission services	—	—	291
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	5,653	2,782
Asesorias Cumelen S.A.	Advisory services	—	—	450
Corp Research S.A.	Management advisory services	—	—	443
Recuperadora de Créditos S.A.	Credit collection	—	—	540
Itaú Chile Inv. Serv. y Administración S.A.	Leases	—	—	422
Compañia de Seguros Confuturo S. A.	Insurance	—	—	1,418
Instituto de Estudios Bancarios Guillermo Subercaseaux	Education services	—	—	69
Opina S.A.	Publishing services	—	—	110
VIP Asesorias y Servicios Integrales Ltda.	Advisory services	—	—	185
Itaú Unibanco S.A.	Advisory services	—	—	—
CAI Gestion Inmobiliaria S.A.	Commercial home (Department stores)	—	—	90
Compañia de Seguros Corp Seguros S.A	Insurance	—	—	3,263
Universidad Andres Bello	Education services	—	—	32
Promoservice S.A.	Promotion services	—	—	1,431
Comder Contraparte Central S.A	Banking services	—	—	697
Sinacofi S.A	Data transmission services	—	—	918
Operadora de Tarjeta de Crédito Nexus S.A.	Credit Card processing	—	—	1,896
Pulso Editorial S.A	Publishing services	—	—	521
Inmobiliaria Edificio Corpgroup S.A.	Corporate office rent and building cost	—	—	5,010
Grupo de Radios Dial S.A.	Publicity	—	—	107
Hotel Corporation of Chile S.A.	Accommodation, events	—	—	64
Corp Imagen y diseños S.A.	Other services	—	—	82
Asesorias e Inversiones Rapelco Limitada S.A.	Other services	—	—	37
Corp Group Holding Inversiones Limitada	Advisory services	—	—	394
SMU S.A., Rendic Hnos. S.A.	Prepaid rent for space for ATMs	10,181	—	2,152
Inversiones Corp Group Interhold Ltda.	Management advisory services	—	—	2,172

These transactions were carried out at normal market prices prevailing at the day of the transactions.

c.	Donations.

Name or corporate name	Description	For the years ended December 31,
		2018	2017	2016
		MCh$	MCh$	MCh$
Fundación Corpgroup Centro Cultural	Donations	1,225	1,302	1,373
Fundación Descúbreme	Donations	194	200	173
Fundación Itaú	Donations	157	167	152
Fundación de Inclusión Social Aprendamos	Donations	—	5	5

d.	Other assets and liabilities with related parties.

	As of December 31,
	2018	2017
	MCh$	MCh$
ASSETS	26,854	23,962
Derivative financial instruments	25,708	21,687
Other assets	1,146	2,275
LIABILITIES	188,057	185,056
Derivative financial instruments	860	1,935
Current accounts and demand deposits	30,466	37,464
Time deposits and saving accounts	145,995	131,409
Other liabilities	10,736	14,248

e.	Results of transactions with related parties

	For the years ended December 31,
	2018		2017		2016
Type of recognized income or expense	Income	Expenses	Income	Expenses	Income	Expenses
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Income and interest expenses and readjustments	3,748	2,970	10,146	4,902	11,370	5,913
Income and expenses for commissions and services	829	—	5,227	—	5,483	—
Profit and loss from trading	1,146	501	2,333	1,534	3,399	7,810
Operational support expenses	1,075	—	537	99	324	438
Other income and expenses	84	222	216	390	70	303

Totals	6,882	3,693	18,459	6,925	20,646	14,464

f.	Payments to Board of Directors and key management personnel.

Compensation received by key personnel of Management correspond to the following categories:

	As of December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Short-term employee benefits	31,892	27,759	35,762
Post-employment benefits	—	—	—
Other long-term benefits	—	—	—
Compensation for termination of contract	1,337	3,471	14,893

Totals	33,229	31,230	50,655

As of December 31, 2018, the total compensation received during 2018 by the managers and top executives of Itaú Corpbanca amounts to MCh$22,185 (MCh$21,505 million as of December 31, 2017).

g.	Conformation of key personnel

Compensation received by directors and key management personnel is categorized as follows:

	Number of executives
	As of December 31,
Position	2018	2017
Directors	12	11
Chief Executive Officers-at the Subsidiaries	11	7
Corporative Manager	10	11
Area manager	145	94
Deputy Managers	163	155
Vice-president	14	2

h.	Transactions with key personnel

The following transactions with key personnel have been performed during the years ended December 31, 2018 and 2017:

	As of December 31,
	2018	2017
	MCh$	MCh$
Credits cards	89	390
Consumer loans	339	793
Commercial loans	536	815
Mortgage loans	2,325	3,541